CONSOLIDATING FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2015
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONSOLIDATING FINANCIAL STATEMENTS

NOTE 21– CONSOLIDATING FINANCIAL STATEMENTS

As of December 31, 2015, we had outstanding: (i) $400 million 5.875% Senior Notes due 2024, (ii) $400 million 4.95% Senior Notes due 2024, (iii) $250 million 4.5% Senior Notes due 2025, (iv) $600 million 5.25% Senior Notes due 2026 and (v) $700 million 4.5% Senior Notes due 2027 (collectively, the “Senior Notes”). The Senior Notes are fully and unconditionally guaranteed, jointly and severally, by each of our subsidiaries other than the non-guarantor subsidiaries described below. All of our subsidiaries that guarantee the Senior Notes also guarantee amounts outstanding under the 2014 Credit Facilities and our 2015 term loan. All such subsidiary guarantors that are subsidiaries of Omega OP also guarantee the Omega OP Term Loan Facility.

The following summarized condensed consolidating financial information segregates the financial information of the non-guarantor subsidiaries from the financial information of Omega Healthcare Investors, Inc. and the subsidiary guarantors under the Senior Notes. Our non-guarantor subsidiaries include all subsidiaries securing secured debt that is currently outstanding, all other subsidiaries that do not own unencumbered real property meeting the criteria under our credit facilities, and our U.K. subsidiaries. The results and financial position of acquired entities are included from the dates of their respective acquisitions.

The financial statements presented below have been adjusted to reflect our current guarantor and non-guarantor relationships as of the filing of the report to which this exhibit is attached.

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATING BALANCE SHEET

(in thousands, except per share amounts)

	December 31, 2015
	Issuer & Subsidiary Guarantors	Non – Guarantor Subsidiaries	Elimination	Consolidated

ASSETS
Real estate properties
Land and buildings	$6,184,507	$559,451	$—	$6,743,958
Less accumulated depreciation	(991,314)	(27,836)	—	(1,019,150)
Real estate properties – net	5,193,193	531,615	—	5,724,808
Investment in direct financing leases	587,701	—	—	587,701
Mortgage notes receivable – net	679,795	—	—	679,795
	6,460,689	531,615	—	6,992,304
Other investments – net	89,299	—	—	89,299
	6,549,988	531,615	—	7,081,603
Assets held for sale – net	6,599	—	—	6,599
Total investments	6,556,587	531,615	—	7,088,202

Cash and cash equivalents	1,592	3,832	—	5,424
Restricted cash	8,058	6,549	—	14,607
Accounts receivable – net	196,107	7,755	—	203,862
Goodwill	630,404	15,279	—	645,683
Investment in affiliates	300,409	—	(300,409)	—
Other assets	53,732	7,499	—	61,231
Total assets	$7,746,889	$572,529	$(300,409)	$8,019,009

LIABILITIES AND EQUITY
Revolving line of credit	$230,000	$—	$—	$230,000
Term loan	750,000	—	—	750,000
Secured borrowings	—	361,460	(125,256)	236,204
Unsecured borrowings – net	2,352,882	—	—	2,352,882
Accrued expenses and other liabilities	326,815	6,891	—	333,706
Deferred income taxes	—	15,352	—	15,352
Intercompany payable	(13,673)	13,673	—	—
Total liabilities	3,646,024	397,376	(125,256)	3,918,144

Stockholders’ equity:
Common stock	18,740	—	—	18,740
Equity investment in affiliates	—	156,830	(156,830)	—
Common stock – additional paid-in capital	4,609,474	—	—	4,609,474
Cumulative net earnings	1,372,522	18,246	(18,246)	1,372,522
Cumulative dividends paid	(2,254,038)	—	—	(2,254,038)
Accumulated other comprehensive income (loss)	(8,712)	77	(77)	(8,712)
Total stockholders’ equity	3,737,986	175,153	(175,153)	3,737,986
Noncontrolling interest	362,879	—	—	362,879
Total equity	4,100,865	175,153	(175,153)	4,100,865
Total liabilities and equity	$7,746,889	$572,529	$(300,409)	$8,019,009

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATING BALANCE SHEET

(in thousands, except per share amounts)

	December 31, 2014
	Issuer & Subsidiary Guarantors	Non – Guarantor Subsidiaries	Elimination	Consolidated

ASSETS
Real estate properties
Land and buildings	$3,140,325	$83,460	$—	$3,223,785
Less accumulated depreciation	(810,093)	(11,619)	—	(821,712)
Real estate properties – net	2,330,232	71,841	—	2,402,073
Investments in direct financing leases	539,232	—	—	539,232
Mortgage notes receivable	648,079	—	—	648,079
	3,517,543	71,841	—	3,589,384
Other investments	48,952	—	—	48,952
	3,566,495	71,841	—	3,638,336
Assets held for sale – net	12,792	—	—	12,792
Total investments	3,579,287	71,841	—	3,651,128

Cash and cash equivalents	4,489	—	—	4,489
Restricted cash	22,883	6,193	—	29,076
Accounts receivable – net	165,188	2,988	—	168,176
Investment in affiliates	24,886	—	(24,886)	—
Other assets	61,867	6,909	—	68,776
Total assets	$3,858,600	$87,931	$(24,886)	$3,921,645

LIABILITIES AND EQUITY
Revolving line of credit	$85,000	$—	$—	$85,000
Term loan	200,000	—	—	200,000
Secured borrowings – net	194,038	57,416	—	251,454
Unsecured borrowings – net	1,842,049	—	—	1,842,049
Accrued expenses and other liabilities	136,186	5,629	—	141,815
Intercompany payable	—	17,250	(17,250)	—
Total liabilities	2,457,273	80,295	(17,250)	2,520,318

Equity:
Common stock	12,761	—	—	12,761
Common stock – additional paid-in capital	2,136,234	—	—	2,136,234
Cumulative net earnings	1,147,998	7,636	(7,636)	1,147,998
Cumulative dividends paid	(1,895,666)	—	—	(1,895,666)
Total stockholders’ equity	1,401,327	7,636	(7,636)	1,401,327
Total liabilities and equity	$3,858,600	$87,931	$(24,886)	$3,921,645

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

(in thousands, except per share amounts)

	Year Ended December 31, 2015
	Issuer & Subsidiary Guarantors	Non – Guarantor Subsidiaries	Elimination	Consolidated
Revenue
Rental income	$564,112	$41,879	$-	$605,991
Income from direct financing leases	59,936	-	-	59,936
Mortgage interest income	68,910	-	-	68,910
Other investment income – net	8,780	-	-	8,780
Total operating revenues	701,738	41,879	-	743,617

Expenses
Depreciation and amortization	194,328	16,375	-	210,703
General and administrative	38,140	428	-	38,568
Acquisition costs	55,012	2,513	-	57,525
Impairment loss on real estate properties	17,681	-	-	17,681
Provisions for uncollectible mortgages, notes and accounts receivable	7,871	-	-	7,871
Total operating expenses	313,032	19,316	-	332,348

Income before other income and expense	388,706	22,563	-	411,269
Other income (expense):
Interest income	272	13	-	285
Interest expense	(135,631)	(11,750)	-	(147,381)
Interest – amortization of deferred financing costs	(6,969)	(21)	-	(6,990)
Interest – refinancing costs	(28,837)	-	-	(28,837)
Realized loss on foreign exchange	(173)	-	-	(173)
Equity in earnings	10,610	-	(10,610)	-
Total other expense	(160,728)	(11,758)	(10,610)	(183,096)

Income before gain on assets sold	227,978	10,805	(10,610)	228,173
Gain on assets sold - net	6,353	-	-	6,353
Income from continuing operations before income taxes	234,331	10,805	(10,610)	234,526
Income taxes	(1,016)	(195)	-	(1,211)
Net income	233,315	10,610	(10,610)	233,315
Net income attributable to noncontrolling interest	(8,791)	-	-	(8,791)
Net income available to common stockholders	$224,524	$10,610	$(10,610)	$224,524

Net income	$233,315	$10,610	$(10,610)	$233,315
Other comprehensive loss – foreign currency translation	(8,413)	-	-	(8,413)
Other comprehensive loss – cash flow hedges	(718)	-	-	(718)
Total comprehensive income	224,184	10,610	(10,610)	224,184
Add: comprehensive income attributable to noncontrolling interest	419	-	-	419
Comprehensive income attributable to common stockholders	$224,603	$10,610	$(10,610)	$224,603

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATING STATEMENT OF OPERATIONS

(in thousands, except per share amounts)

	Year Ended December 31, 2014
	Issuer & Subsidiary Guarantors	Non – Guarantor Subsidiaries	Elimination	Consolidated
Revenue
Rental income	$379,180	$9,263	$-	$388,443
Income from direct financing leases	56,719	-	-	56,719
Mortgage interest income	53,007	-	-	53,007
Other investment income – net	6,618	-	-	6,618
Total operating revenues	495,524	9,263	-	504,787

Expenses
Depreciation and amortization	119,367	3,890	-	123,257
General and administrative	25,778	110	-	25,888
Acquisition costs	3,948	-	-	3,948
Impairment loss on real estate properties	3,660	-	-	3,660
Provisions for uncollectible mortgages, notes and accounts receivable	2,723	-	-	2,723
Total operating expenses	155,476	4,000	-	159,476

Income before other income and expense	340,048	5,263	-	345,311
Other income (expense):
Interest income	32	12	-	44
Interest expense	(117,257)	(2,112)	-	(119,369)
Interest – amortization of deferred financing costs	(4,438)	(21)	-	(4,459)
Interest – refinancing costs	(3,041)	-	-	(3,041)
Equity in earnings	3,142	-	(3,142)	-
Total other expense	(121,562)	(2,121)	(3,142)	(126,825)

Income before gain on assets sold	218,486	3,142	(3,142)	218,486
Gain on assets sold - net	2,863	-	-	2,863
Net income available to common stockholders	$221,349	$3,142	$(3,142)	$221,349

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATING STATEMENT OF OPERATIONS

(in thousands, except per share amounts)

	Year Ended December 31, 2013
	Issuer & Subsidiary Guarantors	Non – Guarantor Subsidiaries	Elimination	Consolidated
Revenue
Rental income	$365,933	$9,202	$-	$375,135
Income from direct financing leases	5,203	-	-	5,203
Mortgage interest income	29,351	-	-	29,351
Other investment income – net	9,025	-	-	9,025
Total operating revenues	409,512	9,202	-	418,714

Expenses
Depreciation and amortization	124,834	3,812	-	128,646
General and administrative	21,484	104	-	21,588
Acquisition costs	245	-	-	245
Impairment loss on real estate properties	415	-	-	415
Provisions for uncollectible mortgages, notes and accounts receivable	2,141	-	-	2,141
Total operating expenses	149,119	3,916	-	153,035

Income before other income and expense	260,393	5,286	-	265,679
Other income (expense):
Interest income	29	12	-	41
Interest expense	(97,883)	(2,498)	-	(100,381)
Interest – amortization of deferred financing costs	(2,763)	(16)	-	(2,779)
Interest – refinancing gain	11,112	-	-	11,112
Equity in earnings	2,784	-	(2,784)	-
Total other expense	(86,721)	(2,502)	(2,784)	(92,007)

Income before gain (loss) on assets sold	173,672	2,784	(2,784)	173,672
Loss on assets sold - net	(1,151)	-	-	(1,151)
Net income available to common stockholders	$172,521	$2,784	$(2,784)	$172,521

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31, 2015
	Issuer & Subsidiary Guarantors	Non-Guarantor Subsidiaries	Elimination	Consolidated
Cash flows from operating activities
Net income	$233,315	$10,610	$(10,610)	$233,315
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	194,328	16,375	—	210,703
Provision for impairment on real estate properties	17,681	—	—	17,681
Provision for uncollectible mortgages, notes and accounts receivable	7,871	—	—	7,871
Amortization of deferred financing and refinancing costs	35,806	21	—	35,827
Accretion of direct financing leases	(11,007)	—	—	(11,007)
Stock-based compensation	11,133	—	—	11,133
Gain on assets sold – net	(6,353)	—	—	(6,353)
Amortization of acquired in-place leases - net	(13,846)	—	—	(13,846)
Change in operating assets and liabilities – net of amounts assumed/acquired:
Accounts receivable, net	248	—	—	248
Straight-line rent receivables	(31,237)	(4,820)	—	(36,057)
Lease inducements	994	—	—	994
Effective yield receivable on mortgage notes	(4,065)	—	—	(4,065)
Other operating assets and liabilities	10,550	(3,719)	10,610	17,441
Net cash provided by operating activities	445,418	18,467	—	463,885
Cash flows from investing activities
Acquisition of real estate – net of liabilities assumed and escrows acquired	(116,698)	(177,484)	—	(294,182)
Cash acquired in merger	84,858	—	—	84,858
Investment in construction in progress	(164,226)	—	—	(164,226)
Investment in U.K. subsidiary	(166,082)	166,082	—	—
Investment in direct financing leases	(6,793)	—	—	(6,793)
Placement of mortgage loans	(14,042)	—	—	(14,042)
Proceeds from sale of real estate investments	41,543	—	—	41,543
Capital improvements to real estate investments	(24,599)	(1,798)	—	(26,397)
Proceeds from other investments	45,871	—	—	45,871
Investments in other investments	(65,402)	—	—	(65,402)
Collection of mortgage principal	1,359	—	—	1,359
Net cash used in investing activities	(384,211)	(13,200)	—	(397,411)
Cash flows from financing activities
Proceeds from credit facility borrowings	1,826,000	—	—	1,826,000
Payments on credit facility borrowings	(1,681,000)	—	—	(1,681,000)
Receipts of other long-term borrowings	1,838,124	—	—	1,838,124
Payments of other long-term borrowings	(2,186,102)	(1,212)	—	(2,187,314)
Payments of financing related costs	(54,721)	—	—	(54,721)
Receipts from dividend reinvestment plan	150,847	—	—	150,847
Payments for exercised options and restricted stock – net	(26,706)	—	—	(26,706)
Net proceeds from issuance of common stock	439,322	—	—	439,322
Dividends paid	(358,232)	—	—	(358,232)
Distributions to OP Unit holders	(11,636)	—	—	(11,636)
Net cash used in financing activities	(64,104)	(1,212)	—	(65,316)
(Decrease) increase in cash and cash equivalents	(2,897)	4,055	—	1,158
Effect of foreign currency translation on cash and cash equivalents	—	(223)	—	(223)
Cash and cash equivalents at beginning of period	4,489	—	—	4,489
Cash and cash equivalents at end of period	$1,592	$3,832	$—	$5,424

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31, 2014
	Issuer & Subsidiary Guarantors	Non-Guarantor Subsidiaries	Elimination	Consolidated
Cash flows from operating activities
Net income	$221,349	$3,142	$(3,142)	$221,349
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	119,367	3,890	—	123,257
Provision for impairment on real estate properties	3,660	—	—	3,660
Provision for uncollectible mortgages, notes and accounts receivable	2,723	—	—	2,723
Amortization of deferred financing and refinancing costs	7,479	21	—	7,500
Accretion of direct financing leases	(9,787)	—	—	(9,787)
Stock-based compensation	8,592	—	—	8,592
Gain on assets sold – net	(2,863)	—	—	(2,863)
Amortization of acquired in-place leases - net	(4,986)	—	—	(4,986)
Change in operating assets and liabilities – net of amounts assumed/acquired:
Accounts receivable, net	(2,264)	—	—	(2,264)
Straight-line rent receivables	(20,164)	(792)	—	(20,956)
Lease inducements	2,656	—	—	2,656
Effective yield receivable on mortgage notes	(2,878)	—	—	(2,878)
Other operating assets and liabilities	11,089	(2,694)	3,142	11,537
Net cash provided by operating activities	333,973	3,567	—	337,540
Cash flows from investing activities
Acquisition of real estate – net of liabilities assumed and escrows acquired	(131,689)	—	—	(131,689)
Placement of mortgage loans	(529,548)	—	—	(529,548)
Proceeds from sale of real estate investments	4,077	—	—	4,077
Capital improvements to real estate investments	(15,525)	(2,392)	—	(17,917)
Proceeds from other investments	13,589	—	—	13,589
Investments in other investments	(9,441)	—	—	(9,441)
Collection of mortgage principal	122,984	—	—	122,984
Net cash used in investing activities	(545,553)	(2,392)	—	(547,945)
Cash flows from financing activities
Proceeds from credit facility borrowings	900,000	—	—	900,000
Payments on credit facility borrowings	(1,141,000)	—	—	(1,141,000)
Receipts of other long-term borrowings	842,148	—	—	842,148
Payments of other long-term borrowings	(241,369)	(1,175)	—	(242,544)
Payments of financing related costs	(17,716)	—	—	(17,716)
Receipts from dividend reinvestment plan	71,487	—	—	71,487
Payments for exercised options and restricted stock – net	(3,577)	—	—	(3,577)
Net proceeds from issuance of common stock	61,981	—	—	61,981
Dividends paid	(258,501)	—	—	(258,501)
Net cash provided by (used in) financing activities	213,453	(1,175)	—	212,278
Increase in cash and cash equivalents	1,873	—	—	1,873
Cash and cash equivalents at beginning of period	2,616	—	—	2,616
Cash and cash equivalents at end of period	$4,489	$—	$—	$4,489

OMEGA HEALTHCARE INVESTORS, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31, 2013
	Issuer & Subsidiary Guarantors	Non-Guarantor Subsidiaries	Elimination	Consolidated
Cash flows from operating activities
Net income	$172,521	$2,784	$(2,784)	$172,521
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	124,834	3,812	—	128,646
Provision for impairment on real estate properties	415	—	—	415
Provision for uncollectible mortgages, notes and accounts receivable	2,141	—	—	2,141
Amortization of deferred financing and refinancing costs	(8,349)	16	—	(8,333)
Accretion of direct financing leases	(770)	—	—	(770)
Stock-based compensation	5,942	—	—	5,942
Loss on assets sold – net	1,151	—	—	1,151
Amortization of acquired in-place leases - net	(5,083)	—	—	(5,083)
Change in operating assets and liabilities – net of amounts assumed/acquired:
Accounts receivable, net	867	—	—	867
Straight-line rent receivables	(25,901)	(998)	—	(26,899)
Lease inducements	3,080	—	—	3,080
Effective yield receivable on mortgage notes	(1,757)	—	—	(1,757)
Other operating assets and liabilities	10,566	(5,322)	2,784	8,028
Net cash provided by operating activities	279,657	292	—	279,949
Cash flows from investing activities
Acquisition of real estate – net of liabilities assumed and escrows acquired	(32,515)	—	—	(32,515)
Investment in direct financing leases	(528,675)	—	—	(528,675)
Placement of mortgage loans	(3,378)	—	—	(3,378)
Proceeds from sale of real estate investments	2,292	—	—	2,292
Capital improvements to real estate investments	(31,347)	—	—	(31,347)
Proceeds from other investments	30,962	—	—	30,962
Investments in other investments	(36,655)	—	—	(36,655)
Collection of mortgage principal	485	—	—	485
Net cash used in investing activities	(598,831)	—	—	(598,831)
Cash flows from financing activities
Proceeds from credit facility borrowings	511,000	—	—	511,000
Payments on credit facility borrowings	(343,000)	—	—	(343,000)
Receipts of other long-term borrowings	159,355	—	—	159,355
Payments of other long-term borrowings	(114,350)	(292)	—	(114,642)
Payments of financing related costs	(3,234)	—	—	(3,234)
Receipts from dividend reinvestment plan	55,825	—	—	55,825
Payments for exercised options and restricted stock – net	(5,774)	—	—	(5,774)
Net proceeds from issuance of common stock	278,373	—	—	278,373
Dividends paid	(218,116)	—	—	(218,116)
Net cash provided by (used in) financing activities	320,079	(292)	—	319,787
Increase in cash and cash equivalents	905	—	—	905
Cash and cash equivalents at beginning of period	1,711	—	—	1,711
Cash and cash equivalents at end of period	$2,616	$—	$—	$2,616